ING PARTNERS, INC.

ING Neuberger Berman Partners Portfolio

ING PIMCO Total Return Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated May 22, 2009 to the Portfolios’

Adviser Class (“ADV Class”) shares and Service Class (“S Class”) shares Prospectus,

Initial Class (“Class I”) shares Prospectus, and Service 2 Class shares Prospectus,

each dated May 1, 2009

ING Neuberger Berman Partners Portfolio

On September 14, 2008 Lehman Brothers Holdings, Inc. (“Lehman”) the parent company of the ING Neuberger Berman Portfolio’s sub-adviser filed for a voluntary petition for Chapter 11 bankruptcy protection with the United States Bankruptcy Court for the Southern District of New York.

On December 3, 2008 it was announced that Lehman and NBSH Acquisition, LLC, a newly- formed Delaware limited liability company (“NewCo”), have entered into an agreement (the “Purchase Agreement”) pursuant to which a group consisting of portfolio managers, the management team and certain key employees and senior professionals of the Investment Management Division of Lehman Brothers will acquire a majority interest in the Neuberger Berman businesses (“Neuberger Berman”), Lehman Brothers Asset Management LLC (“LBAM”) and certain alternative asset management business of Lehman Brothers’ Investment Management Division (the “Transaction”).

The consummation of the Transaction on May 4, 2009 was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the sub-advisory agreement (“Sub-Advisory Agreement”) between Neuberger Berman Management Inc. and Directed Services LLC.  The Transaction resulted in the automatic termination of the Sub-Advisory Agreement.  Pursuant to the Portfolio’s Manager of Manager relief received from the Securities and Exchange Commission, the Portfolio’s Board of Directors has entered into new Sub-Advisory Agreement for the Portfolio.  There will be no change in the portfolio management of your Portfolio or in its investment objectives or policies as a result of the Transaction or the new Sub-Advisory Agreement.  An information statement detailing the Transaction and the new Sub-Advisory Agreement will be mailed to shareholders in the third quarter of 2009.

ING PIMCO Total Return Portfolio

Effective May 1, 2009 the ADV Class shares and S Class shares Prospectus, Initial Class shares Prospectus and Service 2 Class shares Prospectus are revised as follows:

1.               The information relating to ING PIMCO Total Return Portfolio in the table entitled “ADV Class Shares Annual Portfolio Operating Expenses” in the section entitled “Portfolio Fees and Expenses” on page 47 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee and Shareholder Services fees	Admin. Services Fee		Other Expenses	Acquired Funds Fees and Expenses(2)	Total Operating Expenses	Waivers Reimbursements and Recoupments(3)		Net Annual Operating Expenses
ING PIMCO Total Return	0.50%	0.50%	0.16	%(4)	—	N/A	1.16%	(0.00	)%(6)	1.16%

2.               The information relating to ING PIMCO Total Return Portfolio in the table entitled “S Class Shares Annual Portfolio Operating Expenses” in the section entitled “Portfolio Fees and Expenses” on page 50 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee and Shareholder Services fees	Admin. Services Fee		Other Expenses	Acquired Funds Fees and Expenses(2)	Total Operating Expenses	Waivers Reimbursements and Recoupments(3)		Net Annual Operating Expenses
ING PIMCO Total Return	0.50%	0.25%	0.16	%(4)	—	N/A	0.91%	(0.00	)%(6)	0.91%

3.               The information relating to ING PIMCO Total Return Portfolio in the table entitled “I Class Shares Annual Portfolio Operating Expenses” in the section entitled “Portfolio Fees and Expenses” on page 46 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee and Shareholder Services fees	Admin. Services Fee		Other Expenses	Acquired Funds Fees and Expenses(2)	Total Operating Expenses	Waivers Reimbursements and Recoupments(3)		Net Annual Operating Expenses
ING PIMCO Total Return	0.50%	—	0.16	%(4)	—	N/A	0.66%	(0.00	)%(6)	0.66%

4.               The information relating to ING PIMCO Total Return Portfolio in the table entitled “S2 Class Shares Annual Portfolio Operating Expenses” in the section entitled “Portfolio Fees and Expenses” on page 27 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee and Shareholder Services fees(2)	Admin. Services Fee		Other Expenses	Acquired Funds Fees and Expenses(3)	Total Operating Expenses	Waivers Reimbursements and Recoupments(4)		Net Annual Operating Expenses
ING PIMCO Total Return	0.50%	0.50%	0.16	%(5)	—	N/A	1.16%	(0.10	)%(6)	1.06%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING Legg Mason Partners Aggressive Growth Portfolio

Supplement dated May 22, 2009 to the

Adviser Class, Initial Class, Service Class and Service 2 Class

Statement of Additional Information (“SAI”)

dated May 1, 2009

Effective May 1, 2009, the SAI is revised as follows:

The non fundamental policy y under the section entitled “Investment Restrictions — Non Fundamental Investment Policies” found on page 7 of the SAI is hereby deleted and replaced with the following:

With respect to ING American Century Large Company Value, ING American Century Small-Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value, ING Davis New York Venture, ING Neuberger Berman Partners, ING Legg Mason Partners Aggressive Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity, ING Thornburg Value, ING UBS U.S. Large Cap Equity, ING Van Kampen Comstock and ING Van Kampen Equity and Income only:

y.  Each Portfolio may invest up to 20%, 20%, 25%, 10%, 20%, 20%, 20%, 25%, 25%, 30%, 35%, 20%, 25% and 25%, respectively in foreign securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE